WARRANTS (Tables)	12 Months Ended
Dec. 31, 2023
WARRANTS
Schedule of private placement warrants

	December 31,		December 31,
	2023		2022
Risk-free interest rate	3.84%		3.98%
Expected life	5.19	years	5.35	years
Expected volatility of underlying stock	0%		0%
Dividends	0%		0%